Leases	12 Months Ended
Jun. 30, 2025
Leases [Abstract]
Leases

(8) Leases

Our operating leases primarily consist of leases of office, factories buildings and factory equipment. Our finance leases consist of lease of motor vehicles. The recognition of whether a contract contains a lease is made by evaluating whether the arrangement conveys the right to use an identified asset and whether we obtain substantially all the economic benefits from and has the ability to direct the use of the asset.

Our lease assets and liabilities are included in the lease right-of-use assets, net, lease liabilities, current portion, and lease liabilities, non-current portion on the consolidated balance sheets.

We follow ASU No. 2016-02 and related standards (collectively ASC 842, Leases). We used the implicit rate and incremental borrowing rate from 3.18% to 4.75% as the discount rate, based on the information available at commencement date in determining the present value of lease payments.

Supplemental balance sheet information related to leases was as follows:

	As of June 30,
	2025	2024
	$	$
Right-of-use assets(“ROU”), net	3,177,674	3,474,737
Operating lease ROU	3,126,045	3,406,861
Finance lease ROU	51,629	67,876

Lease liabilities - current	223,543	218,578
Current operating lease obligation	207,904	203,347
Current finance lease obligation	15,639	15,231

Lease liabilities – non-current	187,355	456,933
Non-current operating lease obligation	160,161	413,871
Non-current finance lease obligation	27,194	43,062
Total lease obligation	410,898	675,511

Operating and finance lease expenses for the years ended June 30, 2025, 2024 and 2023 were US$350,209, US$834,423 and US$790,417, respectively.

The following table shows the remaining contractual maturities of the Group’s operating and finance lease liabilities As of June 30, 2025 by years:

	Operating	Finance
	$	$
Year ending June 30, 2026	220,861	16,774
Year ending June 30, 2027	163,829	16,774
Year ending June 30, 2028	-	11,183
Total undiscounted lease obligations	384,690	44,731
Less: imputed interest	16,625	1,898
Lease liabilities recognized in the consolidated balance sheet	368,065	42,833

The lease obligations will end between July 1, 2025 and April 25, 2054. The weighted-average discount rate used to determine the operating lease liabilities as of June 30, 2025 was 4.37%.